Property, Plant and Equipment - Schedule of Future Purchase Commitments for Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Contracted for but not provided in the financial statements	$ 862	$ 628
Authorised by the Directors but not contracted for	$ 530	417
Discontinued operations
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Contracted for but not provided in the financial statements		11
Authorised by the Directors but not contracted for		$ 25